Schedule III Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Real Estate Properties:
Balance, beginning of year	$ 27,192,223	$ 25,023,715	$ 24,907,970
Acquisitions and consolidations	2,068,452	2,200,102
Improvements	552,455	273,255	315,928
Disposals	(479,800)	(304,849)	(200,183)
Balance, close of year	29,333,330	27,192,223	25,023,715
Unaudited aggregate cost of real estate for federal income tax purposes	23,502,281
Reconciliation of Accumulated Depreciation:
Balance, beginning of year	7,485,821	6,806,670	6,015,677
Depreciation expense	906,554	874,450	893,139
Disposals	(244,205)	(195,299)	(102,146)
Balance, close of year	$ 8,148,170	$ 7,485,821	$ 6,806,670
Structure
Estimated original lives
Depreciable life, minimum (in years)	10
Depreciable life, maximum (in years)	40
Landscaping and parking lot
Estimated original lives
Depreciable life (in years)	15
HVAC equipment
Estimated original lives
Depreciable life (in years)	10